SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

NOTE 5 -SEGMENT INFORMATION

	New Israeli Shekels
	Year ended December 31, 2021
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,687	948		2,635
Inter-segment revenue - Services	12	118	(130)
Segment revenue - Equipment	602	126		728
Total revenues	2,301	1,192	(130)	3,363

Segment cost of revenues - Services	1,204	952		2,156
Inter-segment cost of revenues- Services	117	13	(130)
Segment cost of revenues - Equipment	498	78		576
Cost of revenues	1,819	1,043	(130)	2,732
Gross profit	482	149		631

Operating expenses (1)	302	194		496
Other income, net	17	11		28
Operating profit (loss)	197	(34)		163

Reconciliation to profit for the year:
Finance costs, net				(64)
Income tax income				16
Profit for the year				115

Depreciation and amortization included in the segment's operating profit	410	334		744

(1)	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.

F - 40

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 -SEGMENT INFORMATION (continued)

	New Israeli Shekels
	Year ended December 31, 2020
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,647	861		2,508
Inter-segment revenue - Services	16	132	(148)
Segment revenue - Equipment	545	136		681
Total revenues	2,208	1,129	(148)	3,189

Segment cost of revenues - Services	1,272	856		2,128
Inter-segment cost of revenues- Services	131	17	(148)
Segment cost of revenues - Equipment	451	85		536
Cost of revenues	1,854	958	(148)	2,664
Gross profit	354	171		525

Operating expenses (1)	300	159		459
Other income, net	19	11		30
Operating profit	73	23		96

Reconciliation to profit for the year:
Finance costs, net				(69)
Income tax expenses				(10)
Profit for the year				17

Depreciation and amortization included in the segment's operating profit	450	264		714

(1)	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.

F - 41

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 -SEGMENT INFORMATION (continued)

	New Israeli Shekels
	Year ended December 31, 2019
	In millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services	1,783	777		2,560
Inter-segment revenue - Services	15	148	(163)
Segment revenue - Equipment	571	103		674
Total revenues	2,369	1,028	(163)	3,234

Segment cost of revenues - Services	1,367	810		2,177
Inter-segment cost of revenues- Services	147	16	(163)
Segment cost of revenues - Equipment	464	66		530
Cost of revenues	1,978	892	(163)	2,707
Gross profit	391	136		527

Operating expenses (1)	334	134		468
Other income, net	20	8		28
Operating profit	77	10		87

Reconciliation to profit for the year:
Finance costs, net				(68)
Income tax expense				*
Profit for the year				19

Depreciation and amortization included in the segment's operating profit	542	209		751

*	Representing an amount of less than NIS 1 million.

(1)	Operating expenses include selling and marketing expenses, general and administrative expenses and credit losses.